GOODWILL AND OTHER INTANGIBLES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Goodwill [Line Items]
Amortization expense	$ 26	$ 24
Agriculture
Goodwill [Line Items]
Percentage of fair value in excess of carrying value			270.00%
Financial Services
Goodwill [Line Items]
Percentage of fair value in excess of carrying value			51.00%